SCHEDULE OF EFFECTIVE TAX EXPENSE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Loss before taxes on income, as reported in the statements of comprehensive loss	$ 11,100	$ 30,708	$ 11,148
Statutory tax rate	23.00%	23.00%	23.00%
Theoretical tax benefit	$ 2,553	$ 7,063	$ 2,564
Losses and other items for which a valuation allowance was provided or benefit from loss carry forwards	(2,553)	(7,063)	(2,564)
Income tax expenses